Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Portfolio Series Fixed Income Allocation Fund))	0 Months Ended
	May 30, 2012
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less)	6.38%	[1]
Citigroup World Government Bond Index
Average Annual Return:
1 Year	6.35%
5 Years (or life of class, if less)	6.20%	[1]
Class A
Average Annual Return:
1 Year	(0.39%)
5 Years (or life of class, if less)	(2.46%)
Inception Date	Dec. 19, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.32%)
5 Years (or life of class, if less)	(4.40%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.25%)
5 Years (or life of class, if less)	(3.20%)
Class B
Average Annual Return:
1 Year	(1.15%)
5 Years (or life of class, if less)	(2.41%)
Inception Date	Dec. 19, 2007
Class C
Average Annual Return:
1 Year	2.80%
5 Years (or life of class, if less)	(2.01%)
Inception Date	Dec. 19, 2007
Class N
Average Annual Return:
1 Year	3.33%
5 Years (or life of class, if less)	(1.52%)
Inception Date	Dec. 19, 2007
Class Y
Average Annual Return:
1 Year	4.86%
5 Years (or life of class, if less)	(1.08%)
Inception Date	Dec. 19, 2007

[1]	From 12-31-07